Accounts Payable, Accrued Expenses and Other Liabilities - Schedule of Accounts Payable, Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables And Accruals [Abstract]
Accounts Payable, Current	$ 8,701	$ 16,728
Accrued bonus and staff costs	18,272	14,712
Other deposits	1,788	2,487
Other taxes payable (note)	934	771
Deferred government grant		86
Accrued professional fees	3,169	2,183
Accrued marketing expenses	342	199
Others	1,237	881
Total	$ 34,443	$ 38,047